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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-00082

CGM TRUST
(Exact name of registrant as specified in charter)

One International Place, Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Barry N. Hurwitz, Esq. Bingham McCutchen LLP, One Federal St., Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code:	617-737-3225

Date of fiscal year end:	12/31

Date of reporting period:	7/1/11 -- 6/30/12

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

SEC 2451 (4-03)	PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

CGM Trust - File No. 811-82

CGM Mutual Fund

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted On	Proposed By Issuer or Security Holder	Was Vote Cast	Actual Vote	For or Against Mgt.

Bank of America	BAC	060505104	5/9/12

1. Elect 12 directors: a. Mukesh D. Ambani, b. Susan S. Bies, c. Frank P Bramble, Sr., d. Virgis W. Colbert, e. Charles K. Gifford, f. Charles O. Holliday, Jr., g. Monica C. Lozano, h. Thomas J. May, i. Brian T. Moynihan, j. Donald E. Powell, k. Charles O. Rossotti and l. Robert W. Scully

					Issuer	Yes	For	For
				2. Advisory (non-binding) "say on pay" vote to approve executive compensation	Issuer	Yes	For	For
				3. Ratify the appointment of the registered independent public accounting firm for 2012	Issuer	Yes	For	For
				4. Stockholder proposal - Disclosure of Government Employment	Security Holder	Yes	Against	For
				5. Stockholder Proposal - Grassroots and Other Lobbying	Security Holder	Yes	Against	For
				6. Stockholder Proposal - Executives to Retain Significant Stock	Security Holder	Yes	Against	For
				7. Stockholder Proposal - Mortgage Servicing Operations	Security Holder	Yes	Against	For
				8. Stockholder Proposal - Prohibition on Political Spending	Security Holder	Yes	Against	For

Citigroup Inc.	C	172967424	4/17/12

1. Elect 12 directors:  a. Franz B. Humer, b. Robert L. Joss, c. Michael E. O'Neill, d. Vikram S. Pandit, e. Lawrence R. Ricciardi, f. Judith Rodin, g. Robert L. Ryan, h. Anthony M. Santomero, i. Joan E. Spero, j. Diana L. Taylor, k. William S. Thompson, Jr. and l. Ernesto Zedilllo Ponce de Leon

					Issuer	Yes	For	For
				2. Ratify the selection of KPMG LLP as Citi's independent registered public accounting firm for 2012	Issuer	Yes	For	For
				3. Approve an amendment to the Citigroup 2009 Stock Incentive Plan	Issuer	Yes	For	For
				4. Advisory Approval of Citi's 2011 Executive Compensation	Issuer	Yes	For	For
				5. Stockholder proposal requesting a report on prior governmental service of certain individuals	Security Holder	Yes	Against	For
				6. Stockholder proposal requesting a report on lobbying and political contributions.	Security Holder	Yes	Against	For
				7. Stockholder proposal requesting that executives retain 25% of their stock for one year following termination	Security Holder	Yes	Against	For
				8. Stockholder proposal requesting that the Audit Committee conduct an independent review and report on controls related to loans, foreclosures, and securitizations	Security Holder	Yes	Against	For

Cummins Inc.	CMI	231021106	5/8/12

1. Elect nine directors:  1. N. Thomas Linebarger, 2. William I. Miller, 3. Alexis M. Herman, 4. Georgia R. Nelson, 5. Carl Ware, 6. Robert K. Herdman, 7. Robert J. Bernhard, 8. Dr. Franklin R. Chang Diaz and 9. Stephen B. Dobbs

					Issuer	Yes	For	For
				10. Advisory vote to approve the compensation of the named executive officers as disclosed in the proxy statement	Issuer	Yes	For	For
				11. Ratify the appointment of PricewaterhouseCoopers LLP as auditors for 2012	Issuer	Yes	For	For

				12. Approve the Cummins Inc. 2012 Omnibus Incentive Plan	Issuer	Yes	For	For
				13. Approve the Cummins Inc. Employee Stock Purchase Plan	Issuer	Yes	For	For
				14. Amend Cummins Inc.'s by-laws to allow shareholders who have a 25% net long position in the Common Stock to call special shareholder meetings	Issuer	Yes	For	For

Deere & Company	DE	244199105	2/29/12

1. Elect nine directors:  a. Crandall C. Bowles, b. Vance D. Coffman, c. Charles O. Holiday, Jr., d. Dipak C. Jain, e. Clayton M. Jones, f. Joachim Milberg, g. Richard B. Myers, h. Thomas H. Patrick and i. Sherry M. Smith

					Issuer	Yes	For	For
				2. Approve non-binding vote on executive compensation	Issuer	Yes	For	For
				3. Approve the Nonemployee Director Stock Ownership Plan	Issuer	Yes	For	For
				4. Ratify the appointment of Deloitte & Touche LLP as Deere's independent registered public accounting firm for fiscal 2012	Issuer	Yes	For	For

Delta Air Lines, Inc.	DAL	247361702	6/15/12

1. Elect 12 directors:  a. Richard H. Anderson, b. Edward H. Bastian, c. Roy J. Bostock, d. John S. Brinzo, e. Daniel A. Carp, f. David G. Dewalt, g. Mickey P. Foret, h. Shirley C. Franklin, i. David R. Goode, j. Paula Rosput Reynolds, k. Kenneth C. Rogers and l. Kenneth B. Woodrow

					Issuer	Yes	For	For
				2. Approve, on an advisory basis, the compensation of Delta's named executive officers	Issuer	Yes	For	For
				3. Re-approve the performance goals under the Delta Air Lines, Inc. 2007 Performance Compensation Plan	Issuer	Yes	For	For
				4. Ratify the appointment of Ernst & Young LLP as Delta's independent auditors for the year ending December 31, 2012	Issuer	Yes	For	For

Herbalife Ltd.	HLF	G4412G101	4/26/12	1. Elect two directors: Pedro Cardoso and Columbe M. Nicholas	Issuer	Yes	For	For
				2. Vote to advise as to the company's executive compensation	Issuer	Yes	For	For
				3. Vote to ratify the appointment of the company's independent registered public accountants for fiscal 2012	Issuer	Yes	For	For

Lorillard, Inc	LO	544147101	5/17/12	1.1 Elect Class 1 Director: Robert C. Almon	Issuer	Yes	For	For
				1.2 Elect Class 1 Director: Kit D. Dietz	Issuer	Yes	For	For
				2. Advisory vote to approve the company's executive compensation	Issuer	Yes	For	For
				3. Approve the Lorillar, Inc. Employee Stock Purchase Plan	Issuer	Yes	For	For
				4. Ratify the selection of Deloitte & Touche LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2012	Issuer	Yes	For	For
				4. Approve the shareholder proposal on reporting political contributions and expenditures	Security Holder	Yes	Against	For

Morgan Stanley	MS	617446448	5/15/12

1. Elect 13 directors:  a. Roy J. Bostock, b. Erskine B. Bowles, c. Howard J. Davies, d. James P. Gorman, e. C. Robert Kidder, f. Klaus Kleinfeld, g. Donald T. Nicholaisen, h. Hutham S. Olayan, i. James W. Owens, j. O. Griffith Sexton, k. Ryosuke Tamakoshi, l. Masaaki Tanaka and m. Laura D. Tyson

					Issuer	Yes	For	For

				2. Ratify the appointment of Deloitte & Touche LLP as independent auditor	Issuer	Yes	For	For
				3. Amend the 2007 Equity Incentive Compensation Plan	Issuer	Yes	For	For
				4. Amend the Directors' Equity Capital Accumulation Plan	Issuer	Yes	For	For
				5. Approve the compensation of executives as disclosed in the proxy statement (non-binding advisory resolution)	Issuer	Yes	For	For

National Oilwell Varco, Inc.	NOV	637071101	5/16/12	1. Elect three directors: a. Merrill A. Miller, Jr., b. Greg L. Armstrong and c. David D. Harrison	Issuer	Yes	For	For
				2. Ratify independent auditors	Issuer	Yes	For	For
				3. Approve, by non-binding vote, the compensation of our named executive officers	Issuer	Yes	For	For
				4. Stockholder proposal regarding report on political contributions and expenditures	Security Holder	Yes	Against	For

Nike, Inc.	NKE	654106103	9/19/11	1. Elect three directors: 1. Alan B. Graf, Jr., 2. John C. Lechleiter and 3. Phyllis M. Wise	Issuer	Yes	For	For
				2. Hold an advisory vote on executive compensation	Issuer	Yes	For	For
				3. Hold an advisory vote on the frequency of future advisory votes on executive compensation - 1 year	Issuer	Yes	For	For
				4. Ratify the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm	Issuer	Yes	For	For

Philip Morris International Inc.	PM	718172109	5/9/12

1. Elect 12 directors:  a. Harold Brown, b. Mathis Cabiallavetta, c. Louis C. Camilleri, d. J. Dudley Fishburn, e. Jennifer Li, f. Graham MacKay, g. Sergio Marchionne, h. Kalpana Morparia, i. Lucio A Noto, j. Robert B. Polet, k. Carlos Slim Helu and l. Stephen M. Wolf

					Issuer	Yes	For	For
				2. Ratify the selection of independent auditors	Issuer	Yes	For	For
				3. Advisory Resolution to approve executive compensation	Issuer	Yes	For	For
				4. Approve the Philip Morris International Inc. 2012 Performance Incentive Plan	Issuer	Yes	For	For
				5. Stockholder proposal regarding independent board chair	Security Holder	Yes	Against	For
				6. Stockholder proposal regarding creation of an independent Ethics Committee	Security Holder	Yes	Against	For

United Continental Holdings, Inc.	UAL	910047109	6/12/12

1. Elect 11 directors:  1. Carolyn Corvi, 2. Jane C. Garvey, 3. Walter Isaacson 4. Henry L. Meyer III, 5. Oscar Munoz, 6. Laurence E. Simmons, 7. Jeffery A. Smisek, 8. Glenn F. Tilton, 9. David J. Vitale, 10. John H. Walker and 11. Charles A. Yamarone

					Issuer	Yes	For	For
				2. Ratify the appointment of Ernst & Young LLP as the company's independent registered public accounting firm	Issuer	Yes	For	For
				3. Advisory resolution approving the compensation of the named executive officers	Issuer	Yes	For	For

Western Digital Corporation	WDC	958102105	11/10/11

1. Elect ten directors:  A. Kathleen A. Cote, B. John F. Coyne, C. Henry T. Denero, D. William L. Kimsey, E. Michael D. Lambert, F. Len J. Lauer, G. Matthew E. Massengill, H. Roger H. Moore, I. Thomas E. Pardun, and J. Arif Shakeel

					Issuer	Yes	For	For

				2. Approve on an advisory basis the named executive officer compensation	Issuer	Yes	For	For
				3. Approve on an advisory basis the frequency of future advisory votes on named executive officer compensation - one year	Issuer	Yes	For	For
				4. Ratify the appointment of KPMG LLP as the independent registered public accounting firm for Western Digital Corporation for the fiscal year ending June 29, 2012	Issuer	Yes	For	For

Whirlpool Corporation	WHR	963320106	4/17/12

1. Elect 12 directors:  a. Samuel R. Allen, b. Gary T. DiCamillo, c. Jeff M. Fettig, d. Kathleen J. Hempel, e. Michael F. Johnston, f. William T. Kerr, g. John D. Liu, h. Harish Manwani, i. Miles L. Marsh, j. William D. Perez, k.Michael A. Todman and l. Michael E. White

					Issuer	Yes	For	For
				2. Advisory vote to approve Whirlpool's executive compensation	Issuer	Yes	For	For
				3. Ratify the appointment of Ernst & Young LLP as Whirlpool's independent registered public accounting firm for 2012	Issuer	Yes	For	For
				4. Stockholder proposal, if properly presented at the meeting, requiring shareholder approval of future benefits payable upon the death of a senior executive	Security Holder	Yes	Against	For

CGM File No. 811-82

CGM Realty Fund

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted On	Proposed By Issuer or Security Holder	Was Vote Cast	Actual Vote	For or Against Mgt.

AvalonBay Communities, Inc.	AVB	053484101	5/23/12

1. Elect nine directors:  1. Bryce Blair, 2. Alan B. Buckelew, 3. Bruce A. Choate, 4. John J. Healy, Jr.,5, Timoth J. Naughton, 6. Lance R. Primis, 7. Peter   S. Rummel, 8. H. Jay Sarles and 9. W. Edward Walter

					Issuer	Yes	For	For
				2. Ratify the selection of Ernst & Young LLP as the company's independent auditors for the year ending December 31, 2012	Issuer	Yes	For	For

3. Adopt a resolution approving, on a non-binding advisory basis, the compensation paid to the company's named executive officers, as disclosed pursuant to item 402 of Regulation S-K, including the compensation discussion and analysis, compensation tables and narrative discussion set forth in the proxy statement

					Issuer	Yes	For	For
				4. Stockholder proposal concerning the preparation of a sustainability report	Security Holder	Yes	Against	For

Boston Properties, Inc.	BXP	101121101	5/15/12	1. Elect seven directors: A. Lawrence S. Bacow, B. Zoe Baird Budinger, C. Douglas T. Linde, D. Matthew J. Lustig, E. Alan J. Patricof, F. Martin Turchin and G. David A. Twardock	Issuer	Yes	For	For
				2. Approve, by non-binding resolution, the company's named executive officer compensation	Issuer	Yes	For	For
				3. Approve the Boston Properties, Inc. 2012 Stock Option and Incentive Plan	Issuer	Yes	For	For
				4. Ratify the Audit Committee's appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2012	Issuer	Yes	For	For

Camden Property Trust	CPT	133131102	5/11/12

1. Elect ten directors:  1. Richard J. Campo, 2. Scott S. Ingraham, 3. Lewis A. Levey, 4. William B. McGuire, Jr., 5. William F. Paulsen, 6. D. Keith Oden, 7. F. Gardner Parker, 8. F. A. Sevilla-Sacasa, 9. Steven A. Webster and 10. Kelvin R. Westbrook

					Issuer	Yes	For	For
				2. Ratify Deloitte & Touche LLP as the independent registered public accounting firm	Issuer	Yes	For	For
				3. Approve an amendment to the Amended and Restated Declaration of Trust to increase the authorized number of common shares that may be issued from 100,000,000 to 175,000,000	Issuer	Yes	For	For
				4. Approve, by an advisory vote, executive compensation	Issuer	Yes	For	For

CBRE Group, Inc.	CBG	12504L109	5/8/12

1. Elect ten directors:  1. Richard C. Blum,  2. Curtis F. Feeny, 3. Bradford M. Freeman, 4. Michael Kantor, 5. Frederic V. Malek, 6. Jane J. Su, 7. Laura D. Tyson, 8. Brett White, 9. Gary L. Wilson and 10. Ray Wirta

					Issuer	Yes	For	For
				2. Ratify KPMG LLP as our independent registered public accounting firm	Issuer	Yes	For	For
				3. Approve an advisory resolution approving executive compensation	Issuer	Yes	For	For
				4. Approve the 2012 Equity Incentive Plan	Issuer	Yes	For	For

DiamondRock Hospitality Company	DRH	252784301	4/25/12	1. Elect seven directors: 1. William W. McCarten, 2. Daniel J. Altobello, 3. W. Robert Grafton, 4. Maureen L. McAvey, 5. Gilbert T. Ray, 6. John L. Williams and 7. Mark W. Brugger	Issuer	Yes	For	For
				2. Approve, on a non-binding, advisory basis, the compensation of the named executive officers, as disclosed in the proxy statement	Issuer	Yes	For	For
				3. Ratify the appointment of KPMG LLP as the independent auditors for DiamndRock Hospitality Company for the fiscal year ending December 31, 2012	Issuer	Yes	For	For

Digital Realty Trust, Inc.	DLR	253868103	4/23/12	1. Elect six directors: a. Michael F. Foust, b. Laurence A. Chapman, c. Kathleen Earley, d. Ruann F. Ernst, Ph.D., e. Dennis E. Singleton, f. Robert H. Zerbst	Issuer	Yes	For	For
				2. Ratify the selection of KPMG LLP as the company's independent registered public accounting firm for the year ending December 31, 2012	Issuer	Yes	For	For
				3. Approve, on a non-binding, advisory basis, the compensation of our named executive officers	Issuer	Yes	For	For

Equity Residential	EQR	29476L107	6/21/12

1. Elect 11 directors:  1. John W. Alexander, 2. Charles L. Atwood, 3. Linda Walker Bynoe, 4. Mary Kay Haben, 5. Bradley A. Keywell, 6. John E. Neal, 7. David J. Neithercut, 8. Mark S. Shapiro, 9. Gerald A. Spector, 10. B. Joseph White and 11. Samuel Zell

					Issuer	Yes	For	For
				2. Ratify the selection of Ernst & Young LLP as the company's independent auditor for the year ending December 31, 2012	Issuer	Yes	For	For
				3. Advisory approval of executive compensation	Issuer	Yes	For	For
				4. Shareholder proposal relating to sustainability reporting	Security Holder	Yes	Against	For

Essex Property Trust	ESS	297178105	5/15/12	1. Elect three directors: 1. George M. Marcus, 2. Gary P. Martin and 3. Michael J. Schall	Issuer	Yes	For	For
				2. Ratify the appointment of KPMG LLP as the independent registered public accounting firm for the company for the year ending December 31, 2012	Issuer	Yes	For	For
				3. Approve the advisory resolution on executive compensation	Issuer	Yes	For	For
				4. Transact such other business as may properly come before the meeting or any adjournment thereof	Issuer	Yes	For	For

Hersha Hospitality Trust	HT	427825104	5/24/12	1. Elect five directors: a. Jay H. Shah, b. Daniel R. Elsztain, c. Donald L. Landry, d. Michael A. Leven and e. Thomas J. Hutchison III	Issuer	Yes	For	For
				2. Approve, on an advisory basis, the compensation of the named executive officers	Issuer	Yes	For	For
				3. Ratify KPMG LLP as the independent auditors	Issuer	Yes	For	For

Host Hotels & Resorts, Inc.	HST	44107P104	5/10/12

1. Elect eight directors:  1. Robert M. Baylis, 2. Terrence C. Golden, 3. Ann M. Korologos, 4. Richard E. Marriott, 5. John B. Morse, Jr., 6. Walter C. Rakowich, 7. Gordon H. Smith and 8. W. Edward Walter

					Issuer	Yes	For	For

				2. Ratify the appointment of KPMG LLP as independent registered public accountants for 2012	Issuer	Yes	For	For
				3. Advisory resolution to approve executive compensation	Issuer	Yes	For	For

Jones Lang LaSalle Incorporated	JLL	48020Q107	5/31/12

1. Elect 11 directors:  a. Hugo Bague, b. Colin Dyer, c. Darryl Hartley-Leonard, d. Deanne Julius, e. Ming Lu, f. Lauralee E. Martin, g. Martin H. Nesbitt, h. Sheila A. Penrose, i. David B. Rickard, j. Roger T. Staubach, and k. Thomas C. Theobald

					Issuer	Yes	For	For
				2. Approve, by non-binding vote, executive compensation ("say-on-pay")	Issuer	Yes	For	For
				3. Approve the performance-based award provisions used to determine executive compensation under incentive plan	Issuer	Yes	For	For
				4. Ratify the appointment of KPMG LLP as independent registered public accounting firm	Issuer	Yes	For	For

LaSalle Hotel Properties	LHO	517942108	4/20/12	1. Elect three directors: 1. Jeffrey T. Foland, 2. Darryl Hartley-Leonard and 3. William S. McCalmont	Issuer	Yes	For	For
				2. Ratify the appointment of the company's independent registered public accountants for the year ending December 31, 2012	Issuer	Yes	For	For
				3. Approve, by non-binding vote, executive compensation	Issuer	Yes	For	For

Public Storage	PSA	74460D109	5/3/12

1. Elect eight directors:  1. Ronald L. Havner, 2. Tamara Hughes Gustavson, 3. Uri P. Harkham, 4. B. Wayne Hughes, Jr., 5. Avedick B. Poladian, 6. Gary E. Pruitt, 7. Ronald P. Spogli and 8. Daniel C. Staton

					Issuer	Yes	For	For
				2. Ratify the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2012	Issuer	Yes	For	For
				3. Approve the material terms for payment of certain executive officer incentive compensation	Issuer	Yes	For	For
				4. Advisory vote to approve executive compensation	Issuer	Yes	For	For

RLJ Lodging Trust	RLJ	74965L101	5/4/12	1. Elect seven trustees: 1. Robert L. Johnson, 2. Thomas J. Baltimore, Jr., 3. Evan Bayh, 4. Nathaniel A. Davis, 5. Robert M. LaForgia, 6. Glenda G. McNeal and 7. Joseph Ryan	Issuer	Yes	For	For
				2. Ratify PricewaterhouseCoopers LLP as the company's independent registered public accounting firm for fiscal year ending December 31, 2012	Issuer	Yes	For	For
				3. Advisory vote to approve the compensation of named executive officers, as such compensation is set forth in 2012 proxy statement, which is commonly referred to as "say-on-pay"	Issuer	Yes	For	For
				4. Advisory vote on the frequency of future shareholder advisory votes to approve the compensation of named executive officers, which is commonly referred to as "say-when-on-pay" - one year	Issuer	Yes	For	For

Simon Property Group, Inc.	SPG	828806109	5/17/12	1. Elect seven directors: a. Melvyn E. Bergstein, b. Larry C. Glasscock, c. Karen N. Horn, Ph.D., d. Allan Hubbard, e. Reuben S. Liebowitz, f. Daniel C. Smith, Ph.D. and g. J. Albert Smith, Jr.	Issuer	Yes	For	For

				2. Annual advisory vote to approve executive compensation	Issuer	Yes	For	For
				3. Ratify the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for 2012	Issuer	Yes	For	For
				4. Approve the Simon Property Group 1998 Stock Incentive Plan, as amended and restated	Issuer	Yes	For	For

SL Green Realty Corp.	SLG	78440X101	6/19/12	1. Elect two directors: John H. Alchuler, Jr. and Stephen L. Green	Issuer	Yes	For	For
				2. Approve on a non-binding basis, executive compensation	Issuer	Yes	For	For
				3. Ratify the appointment of Ernst & Young LLP as independent registered public accounting firm for the fiscal year ending December 31, 2012	Issuer	Yes	For	For

Strategic Hotels & Resorts, Inc.	BEE	86272T106	5/24/12

1. Elect 10 directors:  1. Robert P. Bowen, 2. Kenneth Fisher, 3. Raymond L. Gellein, Jr., 4. Laurence S. Geller CBE, 5. James A. Jeffs, 6. Richard D. Kincaid, 7. Sir David M.C. Michels, 8. William A. Prezant, 9. Eugene F. Reilly and 10. Sheli Z. Rosenberg

					Issuer	Yes	For	For
				2. Approve on an advisory basis the compensation of named executive officers as described in the proxy statement for the 2012 annual meeting of stockholders	Issuer	Yes	For	For
				3. Ratify Deloitte & Touche as the independent registered public accounting firm for the fiscal year ending December 31, 2012	Issuer	Yes	For	For

Sunstone Hotel Investors, Inc.	SHO	867892101	5/1/12	1. Elect eight directors: 1. Andrew Batinovich, 2. Z. Jamie Behar, 3. Kenneth E. Cruse, 4. Thomas A. Lewis, 5. Keith M. Locker, 6. Douglas M. Pasquale, 7. Keith P. Russell and 8. Lewis N. Wolff	Issuer	Yes	For	For
				2. The audit committee's appointment of Ernst & Young LLP to act as the independent registered public accounting firm for the fiscal year ending December 31, 2012	Issuer	Yes	For	For
				3. Advisory vote on the compensation of Sunstone's named executive officers	Issuer	Yes	For	For

CGM Trust - File No. 811-82

CGM Focus Fund

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted On	Proposed By Issuer or Security Holder	Was Vote Cast	Actual Vote	For or Against Mgt.

Bank of America	BAC	060505104	5/9/12

1. Elect 12 directors: a. Mukesh D. Ambani, b. Susan S. Bies, c. Frank P Bramble, Sr., d. Virgis W. Colbert, e. Charles K. Gifford, f. Charles O. Holliday, Jr., g. Monica C. Lozano, h. Thomas J. May, i. Brian T. Moynihan, j. Donald E. Powell, k. Charles O. Rossotti and l. Robert W. Scully

					Issuer	Yes	For	For
				2. Advisory (non-binding) "say on pay" vote to approve executive compensation	Issuer	Yes	For	For
				3. Ratify the appointment of the registered independent public accounting firm for 2012	Issuer	Yes	For	For
				4. Stockholder proposal - Disclosure of Government Employment	Security Holder	Yes	Against	For
				5. Stockholder Proposal - Grassroots and Other Lobbying	Security Holder	Yes	Against	For
				6. Stockholder Proposal - Executives to Retain Significant Stock	Security Holder	Yes	Against	For
				7. Stockholder Proposal - Mortgage Servicing Operations	Security Holder	Yes	Against	For
				8. Stockholder Proposal - Prohibition on Political Spending	Security Holder	Yes	Against	For

Citigroup Inc.	C	172967424	4/17/12

1. Elect 12 directors:  a. Franz B. Humer, b. Robert L. Joss, c. Michael E. O'Neill, d. Vikram S. Pandit, e. Lawrence R. Ricciardi, f. Judith Rodin, g. Robert L. Ryan, h. Anthony M. Santomero, i. Joan E. Spero, j. Diana L. Taylor, k. William S. Thompson, Jr. and l. Ernesto Zedilllo Ponce de Leon

					Issuer	Yes	For	For
				2. Ratify the selection of KPMG LLP as Citi's independent registered public accounting firm for 2012	Issuer	Yes	For	For
				3. Approve an amendment to the Citigroup 2009 Stock Incentive Plan	Issuer	Yes	For	For
				4. Advisory Approval of Citi's 2011 Executive Compensation	Issuer	Yes	For	For
				5. Stockholder proposal requesting a report on prior governmental service of certain individuals	Security Holder	Yes	Against	For
				6. Stockholder proposal requesting a report on lobbying and political contributions.	Security Holder	Yes	Against	For
				7. Stockholder proposal requesting that executives retain 25% of their stock for one year following termination	Security Holder	Yes	Against	For
				8. Stockholder proposal requesting that the Audit Committee conduct an independent review and report on controls related to loans, foreclosures, and securitizations	Security Holder	Yes	Against	For

Cummins Inc.	CMI	231021106	5/8/12

1. Elect nine directors:  1. N. Thomas Linebarger, 2. William I. Miller, 3. Alexis M. Herman, 4. Georgia R. Nelson, 5. Carl Ware, 6. Robert K. Herdman, 7. Robert J. Bernhard, 8. Dr. Franklin R. Chang Diaz and 9. Stephen B. Dobbs

					Issuer	Yes	For	For
				10. Advisory vote to approve the compensation of the named executive officers as disclosed in the proxy statement	Issuer	Yes	For	For
				11. Ratify the appointment of PricewaterhouseCoopers LLP as auditors for 2012	Issuer	Yes	For	For

				12. Approve the Cummins Inc. 2012 Omnibus Incentive Plan	Issuer	Yes	For	For
				13. Approve the Cummins Inc. Employee Stock Purchase Plan	Issuer	Yes	For	For
				14. Amend Cummins Inc.'s by-laws to allow shareholders who have a 25% net long position in the Common Stock to call special shareholder meetings	Issuer	Yes	For	For

Delta Air Lines, Inc.	DAL	247361702	6/15/12

1. Elect 12 directors:  a. Richard H. Anderson, b. Edward H. Bastian, c. Roy J. Bostock, d. John S. Brinzo, e. Daniel A. Carp, f. David G. Dewalt, g. Mickey P. Foret, h. Shirley C. Franklin, i. David R. Goode, j. Paula Rosput Reynolds, k. Kenneth C. Rogers and l. Kenneth B. Woodrow

					Issuer	Yes	For	For
				2. Approve, on an advisory basis, the compensation of Delta's named executive officers	Issuer	Yes	For	For
				3. Re-approve the performance goals under the Delta Air Lines, Inc. 2007 Performance Compensation Plan	Issuer	Yes	For	For
				4. Ratify the appointment of Ernst & Young LLP as Delta's independent auditors for the year ending December 31, 2012	Issuer	Yes	For	For

Diamond Offshore Drilling, Inc.	DO	25271C102	5/22/12

1. Elect ten directors:  a. James S. Tisch, b. Lawrence R. Dickerson c. John R. Bolton, d. Charles L. Fabrikant, e. Paul G. Gaffney II, f. Edward Grebow, g. Herbert C. Hofmann, h. Clifford M. Sobel, i. Andrew H. Tisch and j. Raymond S. Troubh

					Issuer	Yes	For	For
				2. Ratify the appointment of Deloitte & Touch LLP as the independent auditors of the company for fiscal year 2012	Issuer	Yes	For	For
				3. Approve, on an advisory basis, executive compensation	Issuer	Yes	For	For
				4. Approve the company's Amended and Restated Incentive Compensation Plan for executive officers	Issuer	Yes	For	For

Ford Motor Company	F	345370860	5/10/12

1. Elect 16 directors:  a. Stephen G. Butler, b. Kimberly A. Casiano, c. Anthony F. Earley, Jr., d. Edsel B.. Ford II, e. William Clay Ford, Jr., f. Richard A. Gephardt, g. James H. Hance, Jr., h. William W. Helman IV, I. Irvine O. Hockaday, Jr., j. Jon M. Huntsman, Jr., k. Richard A. Manoogian, l. Ellen R. Marram, m. Alan Mulally, n. Homer A. Neal, o. Gerald L. Shaheen and p. John L. Thornton

					Issuer	Yes	For	For
				2. Ratify the selection of independent registered Public Accounting Firm	Issuer	Yes	For	For
				3. Say on Pay - An Advisory Vote to Approve the compensation of the named executives	Issuer	Yes	For	For
				4. Shareholder proposal relating to cumulative voting for the election of directors	Security Holder	Yes	Against	For
				5. Shareholder proposal relating to consideration of a recapitalization plan to provide that all of the company's outstanding stock have one vote per share	Security Holder	Yes	Against	For
				6. Shareholder proposal relating to allowing holders of 10% of outstanding common stock to call special meetings of shareholders	Security Holder	Yes	Against	For

The Goldman Sachs Group, Inc.	GS	38141G104	5/24/12

1. Elect ten directors:  a. Lloyd C. Blankfein, b. M. Michele Burns, c. Gary D. Cohn, d. Claes Dahlback, e. Stephen Friedman, f. William W. George, g. James A. Johnson, h. Lakshmi N. Mittal, i. James J. Schiro, j. Debora L. Spar

					Issuer	Yes	For	For

				2. Advisory vote to approve executive compensation (say on pay)	Issuer	Yes	For	For
				3. Ratify PricewaterhouseCoopers LLP as independent registered public accounting firm for 2012	Issuer	Yes	For	For
				4. Shareholder proposal regarding cumulative voting	Security Holder	Yes	Against	For
				5. Shareholder proposal regarding executive compensation and long-term performance	Security Holder	Yes	Against	For
				6. Shareholder proposal regarding report on lobbying expenditures	Security Holder	Yes	Against	For

Herbalife Ltd.	HLF	G4412G101	4/26/12	1. Elect two directors: Pedro Cardoso and Columbe M. Nicholas	Issuer	Yes	For	For
				2. Vote to advise as to the company's executive compensation	Issuer	Yes	For	For
				3. Vote to ratify the appointment of the company's independent registered public accountants for fiscal 2012	Issuer	Yes	For	For

Morgan Stanley	MS	617446448	5/15/12

1. Elect 13 directors:  a. Roy J. Bostock, b. Erskine B. Bowles, c. Howard J. Davies, d. James P. Gorman, e. C. Robert Kidder, f. Klaus Kleinfeld, g. Donald T. Nicholaisen, h. Hutham S. Olayan, i. James W. Owens, j. O. Griffith Sexton, k. Ryosuke Tamakoshi, l. Masaaki Tanaka and m. Laura D. Tyson

					Issuer	Yes	For	For
				2. Ratify the appointment of Deloitte & Touche LLP as independent auditor	Issuer	Yes	For	For
				3. Amend the 2007 Equity Incentive Compensation Plan	Issuer	Yes	For	For
				4. Amend the Directors' Equity Capital Accumulation Plan	Issuer	Yes	For	For
				5. Approve the compensation of executives as disclosed in the proxy statement (non-binding advisory resolution)	Issuer	Yes	For	For

National Oilwell Varco, Inc.	NOV	637071101	5/16/12	1. Elect three directors: a. Merrill A. Miller, Jr., b. Greg L. Armstrong and c. David D. Harrison	Issuer	Yes	For	For
				2. Ratify independent auditors	Issuer	Yes	For	For
				3. Approve, by non-binding vote, the compensation of our named executive officers	Issuer	Yes	For	For
				4. Stockholder proposal regarding report on political contributions and expenditures	Security Holder	Yes	Against	For

Nike, Inc.	NKE	654106103	9/19/11	1. Elect three directors: 1. Alan B. Graf, Jr., 2. John C. Lechleiter and 3. Phyllis M. Wise	Issuer	Yes	For	For
				2. Hold an advisory vote on executive compensation	Issuer	Yes	For	For
				3. Hold an advisory vote on the frequency of future advisory votes on executive compensation - 1 year	Issuer	Yes	For	For
				4. Ratify the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm	Issuer	Yes	For	For

Southern Copper Corporation	SCCO	84265V105	4/26/12

1. Elect 14 directors: 1. German Larrea Mota-V, 2. Oscar Gonzalez Rocha, 3. Emilio Carrillo Gamboa, 4. Alfredo Casar Perez, 5. Luis Castelazo Morales, 6. E.C. Sanchez Mejorada, 7. A. de La Parra Zavala, 8. X. Garcia de Quevedo T., 9. G. Larrea Mota-Velasco, 10. D. Muniz Quintanilla, 11. L.M. Palomino Bonilla, 12. G. Perezalonso Cifuentes, 13. Juan Rebolledo Gout and 14. Carlos Ruiz Sacristan

					Issuer	Yes	For	For

				2. Ratify the audit committee's selection of Galaz, Yamazaki, Ruiz Urquiza, S.C., member firm of Deloitte Touche Tohmatsu Limited as independent accountants for 2012	Issuer	Yes	For	For
				3. Approve by non-binding vote, executive compensation	Issuer	Yes	For	For

Suncor Energy Inc.	SU	867224107	5/1/12

1. Elect 11 directors:  1. Mel E. Benson, 2. Dominic D'Alessandro, 3. John T. Ferguson, 4. W. Douglas Ford, 5. Paul Haseldonckx, 6. John R. Huff, 7. Jacques Lamarre, 8. Maureen McCaw, 9. Michael W. O'Brien, 10. James W. Simpson and 11. Eira Thomas

					Issuer	Yes	For	For
				2. Re-appoint PricewaterhouseCoopers LLP as auditor of Suncor Energy Inc. for the ensuing year and authorize the directors to fix their remuneration as such	Issuer	Yes	For	For
				3. Accept the approach to executive compensation disclosed in the accompanying management proxy circular	Issuer	Yes	For	For

Transocean, Ltd.	RIG	H8817H100	5/18/12

1. Approve the 2011 annual report, including the consolidated financial statements of Transocean LTD. For fiscal year 2011 and the statutory financial statements of Transocean LTD. for fiscal year 2011

					Issuer	Yes	For	For
				2. Appropriate available earnings for fiscal year 2011	Issuer	Yes	For	For
				3A. Elect Class I Director for three year term: Glyn Barker	Issuer	Yes	For	For
				3B. Elect Class I Director for three year term: Vanessa C. L. Chang	Issuer	Yes	For	For
				3C. Elect Class I Director for three year term: Chad Deaton	Issuer	Yes	For	For
				3D. Reelect Class I Director for three year term: Edward R. Muller	Issuer	Yes	For	For
				3E. Reelect Class I Director for three year term: Tan Ek Kia	Issuer	Yes	For	For

4. Appoint Ernst & Young LLP as the company's independent registered public accounting firm for fiscal year 2012 and reelect Ernst & Young LTD., Zurich, as the company's auditor for a further one-year term

					Issuer	Yes	For	For

United Continental Holdings, Inc.	UAL	910047109	6/12/12

1. Elect 11 directors:  1. Carolyn Corvi, 2. Jane C. Garvey, 3. Walter Isaacson 4. Henry L. Meyer III, 5. Oscar Munoz, 6. Laurence E. Simmons, 7. Jeffery A. Smisek, 8. Glenn F. Tilton, 9. David J. Vitale, 10. John H. Walker and 11. Charles A. Yamarone

					Issuer	Yes	For	For
				2. Ratify the appointment of Ernst & Young LLP as the company's independent registered public accounting firm	Issuer	Yes	For	For
				3. Advisory resolution approving the compensation of the named executive officers	Issuer	Yes	For	For

VF Corporation	VFC	918204108	4/24/12	1. Elect four directors: 1. Robert J. Hurst, 2. Laura W. Lang, 3. W. Alan McCollough and 4. Raymond G. Viault	Issuer	Yes	For	For
				2. Advisory vote to approve named executive officer compensation	Issuer	Yes	For	For
				3. Ratify the selection of PricewaterhouseCoopers LLP as VF's independent registered public accounting firm for the 2012 fiscal year	Issuer	Yes	For	For
				4. Shareholder proposal to repeal classified board	Security Holder	Yes	Against	For

Western Digital Corporation	WDC	958102105	11/10/11

1. Elect ten directors:  A. Kathleen A. Cote, B. John F. Coyne, C. Henry T. Denero, D. William L. Kimsey, E. Michael D. Lambert, F. Len J. Lauer, G. Matthew E. Massengill, H. Roger H. Moore, I. Thomas E. Pardun, and J. Arif Shakeel

					Issuer	Yes	For	For
				2. Approve on an advisory basis the named executive officer compensation	Issuer	Yes	For	For
				3. Approve on an advisory basis the frequency of future advisory votes on named executive officer compensation - one year	Issuer	Yes	For	For
				4. Ratify the appointment of KPMG LLP as the independent registered public accounting firm for Western Digital Corporation for the fiscal year ending June 29, 2012	Issuer	Yes	For	For

Whirlpool Corporation	WHR	963320106	4/17/12

1. Elect 12 directors:  a. Samuel R. Allen, b. Gary T. DiCamillo, c. Jeff M. Fettig, d. Kathleen J. Hempel, e. Michael F. Johnston, f. William T. Kerr, g. John D. Liu, h. Harish Manwani, i. Miles L. Marsh, j. William D. Perez, k. Michael A. Todman and l. Michael E. White

					Issuer	Yes	For	For
				2. Advisory vote to approve Whirlpool's executive compensation	Issuer	Yes	For	For
				3. Ratify the appointment of Ernst & Young LLP as Whirlpool's independent registered public accounting firm for 2012	Issuer	Yes	For	For
				4. Stockholder proposal, if properly presented at the meeting, requiring shareholder approval of future benefits payable upon the death of a senior executive	Security Holder	Yes	Against	For

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CGM TRUST

By (Signature and Title)*	/s/ Robert L. Kemp
Robert L. Kemp, President

Date	August 31, 2012

* Print the name and title of each signing officer under his or her signature.